Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Automobile Components - 1.9%
Atmus Filtration Technologies, Inc. (A)	48,858	$ 1,165,263
Phinia, Inc. (A)	120,740	3,425,394
Stoneridge, Inc. (A)	103,643	2,118,463

		6,709,120

Automobiles - 1.2%
Winnebago Industries, Inc.	58,994	4,058,787

Banks - 17.4%
Ameris Bancorp	79,669	3,477,552
Associated Banc-Corp.	144,044	2,729,634
Banner Corp.	54,838	2,610,837
Columbia Banking System, Inc.	150,490	3,363,451
Enterprise Financial Services Corp.	64,426	2,641,466
FB Financial Corp.	89,449	3,168,284
First Bancorp	80,520	2,663,602
First Interstate BancSystem, Inc., Class A	118,030	3,391,002
Independent Bank Group, Inc.	73,470	3,296,599
National Bank Holdings Corp., Class A	102,311	3,515,406
OceanFirst Financial Corp.	161,867	3,015,582
Pacific Premier Bancorp, Inc.	115,444	2,948,440
Pinnacle Financial Partners, Inc.	49,050	3,722,895
Renasant Corp.	98,949	3,061,482
Simmons First National Corp., Class A	143,113	2,889,451
Texas Capital Bancshares, Inc. (A)	53,680	3,427,468
United Community Banks, Inc.	112,150	3,260,200
Western Alliance Bancorp	75,960	3,946,122
Wintrust Financial Corp.	40,800	3,441,888

		60,571,361

Biotechnology - 0.7%
Coherus Biosciences, Inc. (A) (B)	485,719	2,341,166

Chemicals - 1.7%
Cabot Corp.	40,109	2,847,739
Livent Corp. (A) (B)	126,348	3,110,688

		5,958,427

Commercial Services & Supplies - 1.9%
BrightView Holdings, Inc. (A)	298,240	2,299,430
VSE Corp.	77,218	4,150,468

		6,449,898

Construction Materials - 0.9%
Summit Materials, Inc., Class A (A)	90,570	3,276,823

Consumer Finance - 1.6%
Encore Capital Group, Inc. (A) (B)	44,156	2,362,346
PRA Group, Inc. (A)	127,158	3,033,990

		5,396,336

Consumer Staples Distribution & Retail - 1.1%
Andersons, Inc.	79,090	3,861,174

Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (A)	107,185	4,634,679

Electric Utilities - 0.8%
ALLETE, Inc.	50,848	2,920,201

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 1.9%
Crane NXT Co.	58,900	$ 3,483,935
ScanSource, Inc. (A)	102,570	3,086,331

		6,570,266

Energy Equipment & Services - 1.0%
Liberty Energy, Inc.	220,550	3,632,458

Entertainment - 1.0%
IMAX Corp. (A)	189,188	3,482,951

Gas Utilities - 1.0%
Southwest Gas Holdings, Inc.	53,253	3,511,503

Ground Transportation - 1.3%
Ryder System, Inc.	42,887	4,380,907

Health Care Equipment & Supplies - 3.5%
Inmode Ltd. (A)	113,527	4,871,444
Lantheus Holdings, Inc. (A)	83,709	7,239,991

		12,111,435

Health Care Providers & Services - 2.7%
AMN Healthcare Services, Inc. (A)	28,009	3,001,165
Patterson Cos., Inc.	96,271	3,166,353
Premier, Inc., Class A	113,291	3,143,825

		9,311,343

Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	84,933	2,993,039

Hotel & Resort REITs - 1.9%
Park Hotels & Resorts, Inc.	236,200	3,219,406
Pebblebrook Hotel Trust	219,714	3,394,581

		6,613,987

Hotels, Restaurants & Leisure - 4.4%
Brinker International, Inc. (A)	137,188	5,388,744
Golden Entertainment, Inc. (A)	79,112	3,349,602
Penn Entertainment, Inc. (A)	126,558	3,327,210
Six Flags Entertainment Corp. (A)	143,152	3,421,333

		15,486,889

Household Durables - 3.4%
Century Communities, Inc.	64,532	4,983,161
Helen of Troy Ltd. (A)	23,515	3,322,669
Taylor Morrison Home Corp. (A)	69,756	3,377,586

		11,683,416

Industrial REITs - 1.0%
Innovative Industrial Properties, Inc.	41,884	3,318,469

Insurance - 2.4%
Hanover Insurance Group, Inc.	25,213	2,861,171
James River Group Holdings Ltd.	141,366	2,613,858
Selective Insurance Group, Inc.	29,574	3,051,741

		8,526,770

Machinery - 3.1%
Astec Industries, Inc.	47,160	2,329,704
Barnes Group, Inc.	107,221	4,213,785
Wabash National Corp.	184,871	4,377,745

		10,921,234

Media - 0.9%
Thryv Holdings, Inc. (A)	136,843	3,243,179

Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 1.9%
Carpenter Technology Corp.	62,780	$ 3,758,011
Compass Minerals International, Inc.	77,807	2,946,551

		6,704,562

Mortgage Real Estate Investment Trusts - 1.9%
Dynex Capital, Inc.	236,680	3,088,674
Redwood Trust, Inc.	474,805	3,575,282

		6,663,956

Multi-Utilities - 0.8%
Avista Corp.	75,865	2,931,424

Office REITs - 0.9%
Cousins Properties, Inc.	127,529	3,115,533

Oil, Gas & Consumable Fuels - 5.9%
Callon Petroleum Co. (A)	69,237	2,600,542
CNX Resources Corp. (A)	164,952	3,365,021
Delek US Holdings, Inc.	124,002	3,421,215
Earthstone Energy, Inc., Class A (A)	217,910	3,482,202
Northern Oil & Gas, Inc.	103,860	4,088,968
Talos Energy, Inc. (A)	234,495	3,751,920

		20,709,868

Passenger Airlines - 0.8%
Frontier Group Holdings, Inc. (A)	285,136	2,651,765

Pharmaceuticals - 1.1%
Collegium Pharmaceutical, Inc. (A)	163,042	3,710,836

Real Estate Management & Development - 0.9%
Tricon Residential, Inc.	347,616	3,243,257

Residential REITs - 2.0%
Centerspace	53,607	3,330,603
NexPoint Residential Trust, Inc.	88,295	3,669,540

		7,000,143

Retail REITs - 0.9%
SITE Centers Corp.	217,835	3,060,582

Semiconductors & Semiconductor Equipment - 3.5%
Alpha & Omega Semiconductor Ltd. (A)	94,321	3,101,274
SMART Global Holdings, Inc. (A)	213,570	5,680,962
Ultra Clean Holdings, Inc. (A)	91,996	3,505,048

		12,287,284

Software - 1.8%
A10 Networks, Inc.	280,420	4,352,119
Digital Turbine, Inc. (A)	180,073	1,951,991

		6,304,110

Specialized REITs - 2.1%
Outfront Media, Inc.	214,654	3,318,551
PotlatchDeltic Corp.	75,847	4,067,674

		7,386,225

Specialty Retail - 4.9%
1-800-Flowers.com, Inc., Class A (A)	312,544	2,712,882
Asbury Automotive Group, Inc. (A)	20,698	4,669,469
MarineMax, Inc. (A)	76,488	3,084,761
Urban Outfitters, Inc. (A)	99,836	3,631,035
Victoria’s Secret & Co. (A)	150,640	3,086,614

		17,184,761

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc.	563,005	$ 2,967,037
PVH Corp.	46,941	4,207,791

		7,174,828

Trading Companies & Distributors - 6.8%
Air Lease Corp.	78,899	3,340,584
FTAI Aviation Ltd.	135,182	4,354,212
GATX Corp.	29,546	3,703,886
GMS, Inc. (A)	66,636	4,910,407
Rush Enterprises, Inc., Class A	62,002	4,010,289
Titan Machinery, Inc. (A)	110,014	3,511,647

		23,831,025

Total Common Stocks (Cost $296,119,672)		345,925,977

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (C)	431,144	431,144

Total Other Investment Company (Cost $431,144)		431,144

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2023, to be repurchased at $3,150,545 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 07/31/2026, and with a value of $3,213,340.	$ 3,150,326	3,150,326

Total Repurchase Agreement (Cost $3,150,326)		3,150,326

Total Investments (Cost $299,701,142)		349,507,447
Net Other Assets (Liabilities) - (0.2)%		(616,923)

Net Assets - 100.0%		$ 348,890,524

Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$345,925,977	$—	$—	$345,925,977
Other Investment Company	431,144	—	—	431,144
Repurchase Agreement	—	3,150,326	—	3,150,326

Total Investments	$346,357,121	$3,150,326	$—	$349,507,447

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,360,181, collateralized by cash collateral of $431,144 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,055,286. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 3

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4